INCOME TAX	4 Months Ended
Dec. 31, 2020
Income Taxes
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax assets (liabilities) as of December 31, 2020 is as follows:

Deferred tax assets:
Start-up costs	$33,188
Net operating loss carryforwards	14,688
Total deferred tax assets	47,876
Valuation allowance	(27,174)
Deferred tax liabilities:
Unrealized gain on investments	(20,702)
Total deferred tax liabilities	(20,702)
Deferred tax assets, net of allowance	$—

The income tax provision for the period from August 26 (inception) through December 31, 2020 consists of the following:

Federal
Current	$—
Deferred	(27,174)

State
Current	—
Deferred	—
Change in valuation allowance	27,174
Income tax provision	$—

As of December 31, 2020, the Company has available U.S. federal operating loss carry forwards of approximately $70,000 that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period ended December 31, 2020, the valuation allowance was $27,174.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	(19.2)%
Non-deductible transaction costs	(1.5)%
Change in valuation allowance	(0.3)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction, and New York which remain open and subject to examination.